Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Limited Duration Credit Fund	05/01/2014
Effective July 1, 2014, the following changes are made to the Fund's prospectus:
The Annual Fund Operating Expenses table under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia VP - Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees(a)	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual Fund operating expenses	0.54%	0.79%
(a)	Management fees have been restated to reflect contractual changes to the investment management fee rates.
The expense example table under the caption "Fees and Expenses of the Fund – Example" in the "Summary of Columbia VP – Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$55	$173	$302	$677
Class 2 (whether or not shares are redeemed)	$81	$252	$439	$978

Columbia Variable Portfolio - Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 25, 2014
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Limited Duration Credit Fund	05/01/2014
Effective July 1, 2014, the following changes are made to the Fund's prospectus:
The Annual Fund Operating Expenses table under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia VP - Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees(a)	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual Fund operating expenses	0.54%	0.79%
(a)	Management fees have been restated to reflect contractual changes to the investment management fee rates.
The expense example table under the caption "Fees and Expenses of the Fund – Example" in the "Summary of Columbia VP – Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$55	$173	$302	$677
Class 2 (whether or not shares are redeemed)	$81	$252	$439	$978

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect contractual changes to the investment management fee rates.
Columbia Variable Portfolio - Limited Duration Credit Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
1 year	rr_ExpenseExampleNoRedemptionYear01	55
3 years	rr_ExpenseExampleNoRedemptionYear03	173
5 years	rr_ExpenseExampleNoRedemptionYear05	302
10 years	rr_ExpenseExampleNoRedemptionYear10	677
Columbia Variable Portfolio - Limited Duration Credit Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	252
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 978

[1]	Management fees have been restated to reflect contractual changes to the investment management fee rates.